Average Annual Total Returns - Service Shares - Janus Henderson US Low Volatility Portfolio	Service Shares Return Before Taxes 1 Year	Service Shares Return Before Taxes 5 Years	Service Shares Return Before Taxes Since Inception	Service Shares Return Before Taxes Inception Date	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	3.51%	9.88%	11.31%	Sep. 06, 2012	18.40%	15.22%	14.61%